Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Mar. 31, 2015	Mar. 31, 2014
Japanese plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.10%	1.40%
Rate of compensation increase	2.50%	2.10%
Foreign Plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.00%	4.80%
Rate of compensation increase	4.40%	4.50%